Condensed Statements of Operations (Unaudited) - USD ($)	3 Months Ended		4 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021
Income Statement [Abstract]
Formation and operating costs	$ 1,257,601	$ 121,624	$ 89,341	$ 1,798,098
Loss from operations	(1,257,601)	(121,624)	(89,341)	(1,798,098)
Other income (expense):
Interest earned on marketable securities held in Trust Account	4,144	11,869	8,680	20,868
Interest expense	(13,975)			(5,027)
Fair value of shares transferred to backstop investors	(3,426,350)
Change in fair value of convertible promissory note	(12,560)			(70,297)
Change in fair value of warrants	141,877	736,389	(484,637)	952,674
Total other income (expense), net	(3,306,864)	748,258	(475,957)	898,218
Net Income (Loss)	$ (4,564,465)	$ 626,634	$ (565,298)	$ (899,880)
Weighted average shares outstanding, redeemable Class A ordinary shares (in Shares)	5,414,837	9,000,000	3,834,783	9,000,000
Basic and diluted net income (loss) per share, redeemable Class A ordinary shares (in Dollars per share)	$ (0.56)	$ 0.05	$ (0.08)	$ (0.08)
Weighted average shares outstanding, non-redeemable Class A and Class B ordinary shares (in Shares)	2,804,000	2,804,000	2,960,283	2,804,000
Basic and diluted net income (loss) per share, non-redeemable Class A and Class B ordinary shares (in Dollars per share)	$ (0.56)	$ 0.05	$ (0.08)	$ (0.08)